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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/INTER/ANNUAL 07/00

                                     [LOGO]

                                   ANNUAL REPORT

        INTERSTATE TAX-EXEMPT FUND

                                    MAY 31, 2000

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--104.3%                              (NOTE 1)
 ---------   ------------------------------                              --------
             ALASKA--1.1%
$ 3,000,000  North Slope Boro, Series A, 5.55%, 6/30/00 (b)..........  $  3,003,610
                                                                       ------------
             ARIZONA--2.3%
  1,000,000  Apache County IDA for Tucson Electric Power Company,
             4.10%, 12/1/20 (a)......................................     1,000,000
    540,000  Avondale IDA for National Health Investors, 4.35%,
             12/1/14 (a).............................................       540,000
  1,000,000  Maricopa County PCR for Arizona Public Service, 4.35%,
             5/1/29 (a)..............................................     1,000,000
  3,700,000  Pinal County PCR for Magma Copper, 4.35%, 12/1/09 (a)...     3,700,000
                                                                       ------------
                                                                          6,240,000
                                                                       ------------
             CALIFORNIA--2.1%
    100,000  California HFAR for Adventist Health Systems, 4.05%,
             8/1/21 (a)..............................................       100,000
    630,000  California HFA, 3.50%, 7/15/13 (a)......................       630,000
    600,000  California School Financing Corp. for Capital
             Improvement Fing., 3.80%, 7/1/22 (a)....................       600,000
  1,000,000  Hayward MFH for Shorewood, 3.90%, 8/1/14 (a)............     1,000,000
  2,400,000  Los Angeles County Transport Community STRB, 3.85%,
             7/1/05 (a)..............................................     2,400,000
    900,000  San Francisco City & County Redev. Agency, 3.40%,
             12/1/17 (a).............................................       900,000
                                                                       ------------
                                                                          5,630,000
                                                                       ------------
             COLORADO--2.6%
  2,800,000  Arapahoe School District #5 for Cherry Creek TAN, 4.25%,
             6/30/00.................................................     2,801,146
  2,230,000  Arvada URAB for Arvada City, 5.00%, 9/1/00 (b)..........     2,235,707
    900,000  Broomfield IDA for Buckeye Investments Project, 4.45%,
             12/1/09 (a).............................................       900,000
    850,000  Denver Airport, Series B, 4.30%, 12/1/20 (a)............       850,000
    400,000  Smith Creek Metro District, 4.40%, 10/1/35 (a)..........       400,000
                                                                       ------------
                                                                          7,186,853
                                                                       ------------
             CONNECTICUT--1.4%
    400,000  Connecticut Special Tax Transportation Infrastructure
             Second Lien Revenue Bonds, 4.10%, 12/1/10 (a) ..........       400,000
    500,000  Connecticut HEFA for Gaylord Hospital, Series A, 3.95%,
             7/1/20 (a)..............................................       500,000
  1,895,000  Connecticut HEFA for Charlotte Hungerford, Series C,
             4.10%, 7/1/13 (a).......................................     1,895,000
  1,100,000  Hartford Redev. Agency MFH for Underwood Towers Project,
             4.05%, 6/1/20 (a).......................................     1,100,000
                                                                       ------------
                                                                          3,895,000
                                                                       ------------
             DISTRICT OF COLUMBIA--1.5%
  2,000,000  Washington, D.C. General Fund Recovery, Series B-3,
             4.50%, 6/1/03 (a).......................................     2,000,000
  2,200,000  Washington, D.C. HFA for MFH Chastleton, 3.50%, 7/1/27
             (a).....................................................     2,200,000
                                                                       ------------
                                                                          4,200,000
                                                                       ------------
             FLORIDA--8.5%
    500,000  Dade County HFAR for Miami Children's Hospital, 4.15%,
             9/1/25 (a)..............................................       500,000
  1,400,000  Dade County IDA for Dolphin Stadium Project, Series C,
             4.10%, 1/1/16 (a).......................................     1,400,000
    100,000  Florida Gulf Coast for University of Florida, COP,
             4.45%, 8/1/27 (a).......................................       100,000
    700,000  Florida HFA for Multifamily Lake, 4.40%, 6/1/07 (a).....       700,000
     10,000  Gulf Breeze, Series 85 A Revenue Bonds, 4.30%, 12/1/15
             (a).....................................................        10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             FLORIDA (CONTINUED)
$   400,000  Martin County PCR for Florida Power & Light, 4.30%,
             9/1/24 (a)..............................................  $    400,000
  2,100,000  Martin County PCR for Florida Power & Light, 4.40%,
             7/15/22 (a).............................................     2,100,000
  1,700,000  Miami Dade County School Board COP, 4.25%, 8/1/00 (b)...     1,700,820
  1,000,000  Orange HFAR for Adventist Health Systems, 4.40%,
             11/15/14 (a)............................................     1,000,000
  1,000,000  Pinellas Recovery, Series A, 6.60%, 10/1/00 (b).........     1,008,040
 10,000,000  Pinellas School District TAN, 4.25%, 6/30/00............    10,004,630
  1,500,000  Port St. Lucie PCR for Florida Power & Light, 4.30%,
             1/1/26 (a)..............................................     1,500,000
  1,580,000  Putnam Country PCR for Florida Power & Light, 4.30%,
             9/1/24 (a)..............................................     1,580,000
    700,000  Sarasota County HFAR for Health Care--Bay Village,
             4.45%, 12/1/23 (a)......................................       700,000
    200,000  Sunshine State Governmental Fin. Commission, 4.30%,
             7/1/16 (a)..............................................       200,000
    400,000  University of N. Florida for Capital Improvement
             Project, 4.40%, 11/1/24 (a).............................       400,000
                                                                       ------------
                                                                         23,303,490
                                                                       ------------
             GEORGIA--5.5%
  4,300,000  Fulton County EFA for Bridgeway Foundation, 5.75%,
             6/1/15 (a)..............................................     4,300,000
  1,036,706  Georgia Muni. Assoc. Pool Bd. COP, 4.35%, 12/15/20
             (a).....................................................     1,036,706
  3,200,000  Hapeville IDA for Tender Hapeville Hotel, 4.45%, 11/1/05
             (a).....................................................     3,200,000
  3,250,000  Macon-Bibb County IDA for I75 Business Park & Airport,
             4.40%, 7/1/20 (a).......................................     3,250,000
  3,050,000  Municipal Electric Authority of Georgia, 4.25%, 8/11/00
             (b).....................................................     3,050,000
                                                                       ------------
                                                                         14,836,706
                                                                       ------------
             ILLINOIS--3.8%
  2,000,000  Chicago O'Hare Int'l Airport, 4.35%, 12/1/17 (a)........     2,000,000
  2,500,000  Illinois DFA for Shakespeare Project, 4.33%, 1/1/19
             (a).....................................................     2,500,000
    400,000  Illinois HFAR, 4.30%, 3/1/21 (a)........................       400,000
  1,700,000  Illinois HFAR for Carlyle Foundation, Series B, 4.15%,
             7/1/28 (a)..............................................     1,700,000
    400,000  Illinois HFAR for Swedish Convenant Hospital, 3.90%,
             8/15/27 (a).............................................       400,000
  1,000,000  Illinois PCR for Commonwealth Edison, Series C, 4.10%,
             3/1/09 (a)..............................................     1,000,000
    500,000  McCook Illinois for St. Andrew Society-B, 4.45%, 12/1/21
             (a).....................................................       500,000
    200,000  Naperville Illinois for Heritage YMCA Group, 4.25%,
             12/1/29 (a).............................................       200,000
  1,525,000  Streamwood IDA for Olde Church Centre Project, 4.65%,
             12/1/14 (a).............................................     1,525,000
                                                                       ------------
                                                                         10,225,000
                                                                       ------------
             IOWA--0.8%
  1,000,000  Des Moines HFAR for Iowa Methodist Medical Center
             Project, 4.15%, 8/1/15 (a) .............................     1,000,000
  1,365,000  Polk County Hospital Equipment Revenue, 4.30%, 12/1/02
             (a).....................................................     1,365,000
                                                                       ------------
                                                                          2,365,000
                                                                       ------------
             INDIANA--2.4%
  5,000,000  Indiana Bond Bank GO BAN, Series A-2, 4.75%, 1/18/01....     5,018,244
  1,500,000  Indiana TFA, Series A, 5.00%, 6/1/01 (b)................     1,503,150
                                                                       ------------
                                                                          6,521,394
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             KENTUCKY--2.9%
$ 5,645,000  Kentucky Asset/Liability, 4.15%, 7/12/00 (b)............  $  5,645,000
  2,235,000  Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 4.35%, 4/1/15 (a)........     2,235,000
                                                                       ------------
                                                                          7,880,000
                                                                       ------------
             LOUISIANA--3.5%
  1,500,000  Calcasieu Parish PCR, 4.20%, 8/1/04 (a).................     1,500,000
  1,075,000  Louisiana PFA for College & University Equipment, 4.30%,
             9/1/10 (a)..............................................     1,075,000
  7,000,000  Louisiana PFA, 4.00%, 6/19/20 (a).......................     7,000,000
                                                                       ------------
                                                                          9,575,000
                                                                       ------------
             MAINE--1.2%
  1,755,000  Maine HEFA, Series A, 4.15%, 7/1/22 (a).................     1,755,000
  1,600,000  Maine HEFA, Series B, 4.20%, 12/1/25 (a)................     1,600,000
                                                                       ------------
                                                                          3,355,000
                                                                       ------------
             MARYLAND--0.9%
    600,000  Baltimore IDA for Baltimore Cap Acquisition, 4.10%,
             8/1/16 (a)..............................................       600,000
    900,000  Maryland Health & Higher Education Authority for
             Hospital Closure Issue, Series A, 4.35%, 11/1/49 (a)....       900,000
  1,000,000  Maryland Health & Higher Education Authority for Pooled
             Loan Program, Series A, 4.00%, 4/1/35 (a)...............     1,000,000
                                                                       ------------
                                                                          2,500,000
                                                                       ------------
             MASSACHUSETTS--3.0%
  1,000,000  Boston WSR Series A, 4.15%, 11/1/24 (a).................     1,000,000
  1,500,000  Massachusetts Bay Transit Authority, Series B, 7.875%,
             3/1/21 (b)..............................................     1,568,536
    500,000  Massachusetts GO Series 97B, 5.00%, 1/1/01 (b)..........       502,041
    800,000  Massachusetts GO Series A, 4.25%, 9/1/16 (a)............       800,000
    300,000  Massachusetts GO Series B, 4.30%, 8/1/15 (a)............       300,000
    100,000  Massachusetts HEFA for Brigham & Women's Hospital,
             4.00%, 7/1/17 (a).......................................       100,000
     35,000  Massachusetts HEFA for Becker College, 5.10%,
             7/1/09(a)...............................................        35,000
    500,000  Massachusetts HEFA for Capital Asset Program, 5.00%,
             1/1/01 (b)..............................................       500,000
  1,200,000  Massachusetts HEFA for Capital Asset Program, Series D,
             4.45%, 1/1/35(a)........................................     1,200,000
    100,000  Massachusetts HEFA for Capital Asset Program,
             Series G-1, 3.75%, 1/1/19 (a)...........................       100,000
    200,000  Massachusetts HEFA for Hallmark Health System,
             Series B, 4.35%, 7/1/27 (a).............................       200,000
    200,000  Massachusetts HFA for Multi-Family Housing Project,
             4.00%, 1/15/10 (a)......................................       200,000
    465,000  Massachusetts IDR for Lower Mills, 4.35%, 12/1/20 (a)...       465,000
    140,000  Massachusetts IFA for Quemco, Series B, 4.15%, 9/1/01
             (a).....................................................       140,000
    600,000  Massachusetts Water Resource Authority, Series A, 4.00%,
             4/1/28 (a)..............................................       600,000
    400,000  Massachusetts Water Resource Authority, Series D, 4.00%,
             8/1/37 (a)..............................................       400,000
    100,000  Massachusetts Wholesale Electric Power Supply System,
             Series C, 4.00%, 7/1/19 (a).............................       100,000
                                                                       ------------
                                                                          8,210,577
                                                                       ------------
             MICHIGAN--1.4%
    900,000  Delta County EDC for MEAD Escambia Paper, Series C,
             4.40%, 12/1/23 (a)......................................       900,000
    735,000  Garden City HFAR for Garden City Hospital, 4.40%, 9/1/26
             (a).....................................................       735,000
    400,000  Jackson County EDC for Thrifty Leoni Inc. Project,
             4.37%, 12/1/14 (a)......................................       400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             MICHIGAN (CONTINUED)
$   200,000  Michigan HFA for St. Mary Hospital of Livonia, 4.20%,
             7/1/17 (a)..............................................  $    200,000
    550,000  Michigan Job Development Authority for Wyandotte Cort,
             4.10%, 12/1/09 (a) .....................................       550,000
  1,000,000  Wayne State University, 4.50%, 11/15/00 (b).............     1,001,437
                                                                       ------------
                                                                          3,786,437
                                                                       ------------
             MINNESOTA--3.0%
  1,400,000  Cohasset for Minnesota Power & Light, 4.40%, 6/1/13
             (a).....................................................     1,400,000
  4,000,000  Seaway Port Authority Duluth for St. Lawrence Cement,
             4.40%, 3/1/20 (a).......................................     4,000,000
  2,650,000  St. Cloud HRB, 4.30%, 7/1/27 (a)........................     2,650,000
                                                                       ------------
                                                                          8,050,000
             NEVADA--3.3%
  9,000,000  Las Vegas Valley Water District, 4.10%, 6/6/00 (b)......     9,000,000
                                                                       ------------
             NEW JERSEY--4.3%
  1,800,000  Bernard Township BAN, 5.15%, 5/18/01....................     1,806,596
  1,000,000  Camden Improvement Authority for Jewish Community
             Center, 4.25%, 12/1/10 (a)..............................     1,000,000
    700,000  Essex County Improvement Authority for the Children's
             Institute, 4.20%, 2/1/20 (a)............................       700,000
    600,000  Essex County Improvement Authority, 3.85%, 12/1/25
             (a).....................................................       600,000
  3,200,000  New Jersey EDA for Volvo of America Corp., 4.67%--4.78%,
             12/1/04 (a).............................................     3,200,000
    700,000  New Jersey EFA for College of New Jersey, Series A,
             4.10%, 7/1/29 (a).......................................       700,000
  1,000,000  New Jersey HCF for Hospital Corp. Asset, 4.05%, 7/1/35
             (a).....................................................     1,000,000
  1,300,000  New Jersey Sports & Exposition Authority, Series C,
             4.25%, 9/1/24 (a).......................................     1,300,000
  1,300,000  New Jersey Turnpike Authority General, Series D, 3.80%,
             1/1/18 (a)..............................................     1,300,000
                                                                       ------------
                                                                         11,606,596
                                                                       ------------
             NEW YORK--10.8%
  7,050,000  Converse County PCR, 4.05%, 6/2/00 (b)..................     7,050,000
  4,000,000  MTA, Series 98, 4.80%, 6/12/00 (b)......................     4,000,000
  3,200,000  New York City GO, Series A4, 4.30%, 8/1/22 (a)..........     3,200,000
  5,000,000  New York City GO, Series A7, 4.30%, 8/1/20 (a)..........     5,000,000
    400,000  New York City GO, Series D, 4.05%, 2/1/20 (a)...........       400,000
  1,000,000  New York City GO, Series E5, 4.30%, 8/1/17 (a)..........     1,000,000
  3,100,000  New York City GO, Series E6, 4.30%, 8/1/19 (a)..........     3,100,000
  1,000,000  New York State HFA, Series A, 3.80%, 3/15/27 (a)........     1,000,000
  4,600,000  Tarrytown UFSD TAN, 4.00%, 6/26/00......................     4,601,365
                                                                       ------------
                                                                         29,351,365
                                                                       ------------
             NORTH CAROLINA--0.4%
  1,000,000  Lenoir Country PCR for Texasgulf, 4.38%, 12/1/03 (a)....     1,000,000
                                                                       ------------
             OHIO--3.5%
    300,000  Cincinnati & Hamilton County Port Authority, EDC for
             Kenwood Office Association, 4.45%, 9/1/25 (a)...........       300,000
  1,000,000  Clermont County HRB for Mercy Health System, Series B,
             4.85%, 9/1/20 (a).......................................     1,001,574
    500,000  Columbus Electric Systems Revenue Bonds, 4.20%, 9/1/09
             (a).....................................................       500,000
    250,000  Cuyahoga County HRB, Series A, 4.35%, 1/1/16 (a)........       250,000
  1,675,000  Cuyahoga HRB for Cleveland Clinic, Series A, 4.10%,
             1/1/26 (a)..............................................     1,675,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             OHIO (CONTINUED)
$   350,000  Cuyahoga HRB for University Hospital Cleveland, 4.30%,
             1/1/16 (a)..............................................  $    350,000
    750,000  Cuyahoga IDA for Allen Group, 3.95%, 12/1/15 (a)........       750,000
    600,000  Lucas County HFR for Lutheran Homes Society Project,
             4.45%, 11/1/19 (a)......................................       600,000
  1,200,000  Ohio Air Quality DAR for Timken, 4.15%, 6/1/01 (a)......     1,200,000
    300,000  Ohio Air Quality DAR for Cincinnati Gas & Electric,
             4.30%, 9/1/30 (a).......................................       300,000
    400,000  Ohio WDA PCR for Cleveland Electric, Series B, 4.20%,
             8/1/20 (a)..............................................       400,000
  1,305,000  Ottawa Hospital Facilities Luther Home of Mercy Project,
             4.45%, 10/1/17 (a)......................................     1,305,000
    710,000  Sharonville IDA for Edgecomb Metals Inc., 4.25%, 11/1/09
             (a).....................................................       710,000
                                                                       ------------
                                                                          9,341,574
                                                                       ------------
             OKLAHOMA--0.4%
  1,000,000  Tulsa IDR for Park Chase Apartment, Series A-1, 4.25%,
             12/15/29 (a)............................................     1,000,000
                                                                       ------------
             OREGON--0.2%
    500,000  Portland MFH for South Park Block Project A, 4.25%,
             12/1/11 (a).............................................       500,000
                                                                       ------------
             PENNSYLVANIA--11.2%
  1,700,000  Allegheny HDA for Allegheny General Hospital, Series B,
             4.85%, 9/1/10 (a).......................................     1,700,000
  2,100,000  Allegheny HDA for Allegheny General Hospital, Series B,
             4.85%, 9/1/20 (a).......................................     2,100,000
    900,000  Allegheny HDA for Children's Hospital Pittsburgh, 4.40%,
             12/1/15 (a).............................................       900,000
  1,000,000  Allegheny HDA for St Francis Health System, 4.55%,
             11/1/27 (a).............................................     1,000,000
  1,500,000  Allegheny IDA for Environmental Import, 4.25%, 12/1/32
             (a).....................................................     1,500,000
    500,000  Allegheny IDA, Series C, 4.40%, 7/1/27 (a)..............       500,000
  1,400,000  Allegheny University of Pittsburgh Project, Series 85,
             4.25%, 7/1/15 (a).......................................     1,400,000
    200,000  Allegheny University of Pittsburgh Project, Series C,
             4.55%, 3/1/13 (a).......................................       200,000
    600,000  Chartier Valley IDR Bonds for 1133 Penn. Ave. Assoc.,
             Series A, 4.40%, 8/1/07 (a).............................       600,000
  1,600,000  Clarion County Special Development Revenue IDA for
             Meritcare Project, Series A, 4.40%, 12/1/12 (a).........     1,600,000
    500,000  Conestoga Valley School District, Series B, 7.10%,
             5/1/11 (b)..............................................       512,300
  1,255,000  Dallastown Area School District GO, 4.38%, 2/1/18 (a)...     1,255,000
    200,000  Dauphin County General Authority Revenue Bonds, 4.38%,
             11/1/17 (a).............................................       200,000
    300,000  Delaware Valley Finance Authority Rev. Bonds, Series B,
             4.30%, 12/1/20 (a)......................................       300,000
    350,000  Emmaus GO Local Government Revenue Bonds, 4.15%, 12/1/28
             (a).....................................................       350,000
    600,000  Emmaus GO Local Government Revenue Bonds, 4.20%, 3/1/24
             (a).....................................................       600,000
  2,000,000  Franklin County IDA for Chambersburg Hospital, 4.40%,
             12/1/24 (a).............................................     2,000,000
  2,000,000  Lancaster County HRB for Brethren Village, 4.38%,
             6/15/20 (a).............................................     2,000,000
  3,000,000  Lancaster County GO, 4.38%, 5/1/30 (a)..................     3,000,000
  3,325,000  Lehigh IDA for Allentown Airport, 4.25%, 12/1/05 (a)....     3,325,000
  1,180,000  Montgomery County IDA for Girl Scouts, 4.50%, 2/1/25
             (a).....................................................     1,180,000
  1,440,000  Philadelphia MFH for Harbor View Tower Project, 4.40%,
             11/1/27 (a).............................................     1,440,000
  1,000,000  Sayre HCF for Cap Financing Project, Series L, 4.15%,
             12/1/20 (a).............................................     1,000,000
    500,000  Washington County Higher Education Pooled Equipment,
             4.35%, 11/1/05 (a)......................................       500,000
    300,000  York General Authority Pooled Financing, 4.40%, 9/1/26
             (a).....................................................       300,000
    600,000  York General Authority Pooled Financing, Series A,
             4.35%, 9/1/26 (a).......................................       600,000
    500,000  York IDA for Public Service Electric & Gas, Series A,
             3.90%, 9/1/20 (a).......................................       500,000
                                                                       ------------
                                                                         30,562,300
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             RHODE ISLAND--1.1%
$ 3,000,000  East Providence TAN, 4.50%, 7/7/00......................  $  3,001,074
                                                                       ------------
             SOUTH CAROLINA--0.5%
  1,285,000  South Carolina EFA for Anderson College, 4.45%, 10/1/23
             (a).....................................................     1,285,000
                                                                       ------------
             TENNESSEE--0.4%
    290,000  Chattanooga IDA for Baylor School Project, 4.40%,
             11/1/16 (a).............................................       290,000
    765,000  Franklin HEFA for Franklin Health Care Center, 4.85%,
             6/1/05 (a)..............................................       765,000
                                                                       ------------
                                                                          1,055,000
                                                                       ------------
             TEXAS--7.4%
  1,010,000  Addison GO, 6.25%, 2/15/01 (b)..........................     1,023,778
  5,000,000  Austin for Travis & Williamson Utilities, Series A,
             4.25%, 8/11/00 (b)......................................     5,000,000
  1,700,000  Harris County HFDC for YMCA, 4.35%, 7/1/34 (a)..........     1,700,000
    900,000  Midlothian IDC PCR for Box-Crow Cement Project, 4.05%,
             12/1/09 (a).............................................       900,000
  1,000,000  Sabine River Authority PCR for Texas Utilities, 4.35%,
             3/1/26 (a)..............................................     1,000,000
 10,500,000  Texas TRAN, Series A, 4.50%, 8/31/00....................    10,520,183
                                                                       ------------
                                                                         20,143,961
                                                                       ------------
             VIRGINIA--8.7%
  1,900,000  Albemarle County IDA for University Virginia, 4.15%,
             10/1/22 (a).............................................     1,900,000
  1,940,000  Alexandria IDA for Pooled Loan Project, Series A, 4.15%,
             7/1/26 (a)..............................................     1,940,000
    265,000  Bristol IDA for Healthcare Center Inc., 4.85%, 3/1/10
             (a).....................................................       265,000
  2,400,000  Clarke County IDA for Winchester Medical Center, 4.30%,
             1/1/30 (a)..............................................     2,400,000
  1,220,000  Hampton MFH for Shoreline Apartments, 4.25%,12/1/19
             (a).....................................................     1,220,000
  1,025,000  Henrico County IDA for Hermitage, 4.40%, 8/1/23 (a).....     1,025,000
  1,900,000  Loudoun County IDA for Falcons Landing, 4.10%, 11/1/28
             (a).....................................................     1,900,000
    900,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc.,
             4.20%, 12/1/25 (a)......................................       900,000
    850,000  Newport News MFH for Newport--Oxford Project, 4.40%,
             11/1/06 (a).............................................       850,000
  5,000,000  Norfolk Airport Authority, 4.00%, 8/23/00 (b)...........     5,000,000
    800,000  Richmond IDA for Ninth & Cary Association, 4.35%, 9/1/10
             (a).....................................................       800,000
    300,000  Roanoke County IDA for Friendship Manor, 4.30%, 8/1/13
             (a).....................................................       300,000
  5,000,000  Roanoke IDA for Carilion Health Systems, Series B,
             4.45%, 7/1/27 (a).......................................     5,000,000
    250,000  Virginia College Building Authority EFA for University
             Richmond, 4.35%, 11/1/22 (a)............................       250,000
                                                                       ------------
                                                                         23,750,000
                                                                       ------------
             WASHINGTON--0.9%
  2,400,000  Port of Seattle IDC for Douglas Management Corp., 4.45%,
             12/1/05 (a).............................................     2,400,000
                                                                       ------------
             WEST VIRGINIA--0.4%
  1,000,000  West Virginia School Building Authority, 7.25%, 7/1/15
             (b).....................................................     1,022,556
                                                                       ------------
             WISCONSIN--0.1%
    400,000  Green Bay IDA for St. Mary's Holdings, Inc., 4.40%,
             11/1/00 (a).............................................       400,000
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             WYOMING--2.8%
$ 7,500,000  Sweetwater County PCR, 3.90%, 6/7/00 (b)................  $  7,500,000
                                                                       ------------

               TOTAL INVESTMENTS (COST $283,683,493)...............     104.3%  283,683,493
               LIABILITIES, LESS OTHER ASSETS......................      (4.3)  (11,739,139)
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $271,944,354
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 271,944,354 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

-----------------

(a) The interest rates, as reported on May 31, 2000, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                 SECURITY TYPE ABBREVIATIONS
BAN     --  Bond Anticipation Notes
COP     --  Certificate of Participation
DAR     --  Development Authority Revenue Bonds
DFA     --  Development Finance Authority Revenue Bonds
EDA     --  Economic Development Authority Revenue Bonds
EDC     --  Economic Development Corporation
EFA     --  Educational Facilities Authority
GO      --  General Obligation Bonds
HCF     --  Health Care Facility Financing Authority
HDA     --  Hospital Development Authority
HEFA    --  Health & Education Facilities Authority
HFA     --  Housing Finance Authority
HFAR    --  Health Facilities Authority Revenue Bonds
HFDC    --  Health Facilities Development Corp.
HFR     --  Health Facilities Revenue Bonds
HRB     --  Hospital Revenue Bonds
IDC     --  Industrial Development Corporation Revenue Bonds
IDA     --  Industrial Development Authority Revenue Bonds
IDR     --  Industrial Development Agency Revenue Bonds
IFA     --  Industrial Finance Agency Revenue Bonds
MFH     --  Multi-family Housing Revenue Bonds
MTA     --  Metropolitan Transportation Authority
PCR     --  Pollution Control Revenue Bonds
PFA     --  Public Finance Authority
STRB    --  Sales Tax Revenue Bonds
TAN     --  Tax Anticipation Notes
            Transportation Finance Authority Highway Revenue
TFA     --  Bonds
TRAN    --  Tax & Revenue Anticipation Notes
UFSD    --  Union Free School District
URAB    --  Urban Renewal Authority Bonds
WDA     --  Water Development Authority
WSR     --  Water & Sewer Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2000

INTEREST INCOME (Note 1)..........................  $10,299,118
                                                    ----------

EXPENSES (Note 2)
  Management fee..................................      98,045
  Comprehensive fee...............................   2,130,759
  Distribution assistance.........................     572,134
  Other expense...................................      59,501
                                                    ----------
    Total Expenses................................   2,860,439
                                                    ----------

NET INVESTMENT INCOME, representing Net Increase
  in Net Assets from Investment Operations........  $7,438,679
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED       YEAR ENDED
                                           MAY 31, 2000     MAY 31, 1999
                                          ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     7,438,679  $     8,590,706
                                          ---------------  ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)........       (7,438,679)      (8,590,706)
                                          ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......    1,476,564,219    1,500,543,145
  Dividends reinvested..................        7,438,679        8,590,706
  Cost of shares redeemed...............   (1,504,687,462)  (1,569,373,790)
                                          ---------------  ---------------
  Net decrease in net assets derived
    from capital share transactions and
    from Investment Operations..........      (20,684,564)     (60,239,939)

NET ASSETS:
  Beginning of year.....................      292,628,918      352,868,857
                                          ---------------  ---------------
  End of year...........................  $   271,944,354  $   292,628,918
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of May 31, 2000, the Trust's authorized shares of beneficial interest are unlimited and divided into ten (10) series: Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund").

     B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

     E. The Fund was charged only for its direct and/or allocated share of expenses (in proportion to net assets or number of shareholder accounts).

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of average daily net assets of the Fund.

     Effective June 26, 1999, the Fund entered into a new Investment Management agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to the Fund, except for a new comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Fund.

     For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of disinterested Trustees, for which the Fund pays its direct or allocated share.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, the Trust may make assistance payments at an annual rate of .20% per annum of the average net asset value of the Fund's qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares. For the fiscal year ended May 31, 2000, the Fund paid $572,134 in distribution assistance.

(3)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 88% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2000, the Fund's net assets consisted of $271,944 par-value and $271,672,410 paid-in-capital.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated.

                                       FOR FISCAL YEARS ENDED MAY 31,
                                 -------------------------------------------
                                  2000     1999     1998     1997     1996
                                 -------  -------  -------  -------  -------
      Net asset value,
        beginning of year......  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 -------  -------  -------  -------  -------
      Net investment income
        from investment
        operations.............    .0267    .0242    .0279    .0256    .0285
      Less dividends from net
        investment income......   (.0267)  (.0242)  (.0279)  (.0256)  (.0285)
                                 -------  -------  -------  -------  -------
      Net asset value, end of
        year...................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 =======  =======  =======  =======  =======
      Total Return.............    2.67%    2.42%    2.79%    2.56%    2.85%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $ 271.9  $ 292.6  $ 352.9  $ 306.2  $ 292.1
      Ratio of expenses to
        average net assets.....    1.00%    1.00%     .97%    1.04%    1.04%
      Ratio of net investment
        income to average net
        assets.................    2.60%    2.38%    2.75%    2.52%    2.80%

                                --------------------

                               FEDERAL TAX INFORMATION

                                --------------------

     The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and the Board of Trustees of Reserve Tax-Exempt Trust--Interstate Tax-Exempt Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund (one of ten series constituting Reserve Tax-Exempt Trust) (the "Fund") at May 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
July 15, 2000